Putnam Multi-Asset Income Fund
The fund's portfolio
11/30/22 (Unaudited)

COMMON STOCKS (31.1%)(a)
	Shares	Value
Basic materials (1.2%)
CF Industries Holdings, Inc.	276	$29,860
Dow, Inc.	1,562	79,615
DuPont de Nemours, Inc.	83	5,852
Freeport-McMoRan, Inc. (Indonesia)	87	3,463
LyondellBasell Industries NV Class A	965	82,035
Olin Corp.	112	6,382
WestRock Co.	143	5,423

		212,630
Capital goods (1.9%)
Allison Transmission Holdings, Inc.	149	6,675
Carrier Global Corp.	140	6,205
Caterpillar, Inc.	29	6,856
Cummins, Inc.	28	7,032
Deere & Co.	12	5,292
Eaton Corp. PLC	38	6,211
Emerson Electric Co.	109	10,439
Fortive Corp.	72	4,864
General Dynamics Corp.	363	91,618
HEICO Corp.	42	6,817
Honeywell International, Inc.	91	19,979
Johnson Controls International PLC	282	18,736
LKQ Corp.	108	5,868
Lockheed Martin Corp.	201	97,523
Nordson Corp.	22	5,203
Parker Hannifin Corp.	20	5,979
Raytheon Technologies Corp.	65	6,417
Republic Services, Inc.	74	10,307
Textron, Inc.	216	15,418
Waste Management, Inc.	32	5,367

		342,806
Communication services (0.8%)
American Tower Corp.(R)	27	5,974
AT&T, Inc.	4,496	86,683
Comcast Corp. Class A	389	14,253
Crown Castle, Inc.(R)	23	3,253
Verizon Communications, Inc.	797	31,067

		141,230
Conglomerates (0.3%)
3M Co.	43	5,417
AMETEK, Inc.	253	36,032
General Electric Co.	129	11,090

		52,539
Consumer cyclicals (3.3%)
Amazon.com, Inc.(NON)	796	76,846
Automatic Data Processing, Inc.	25	6,604
Best Buy Co., Inc.	84	7,165
Booking Holdings, Inc.(NON)	12	24,953
Boyd Gaming Corp.	94	5,765
Cintas Corp.	16	7,388
Expedia Group, Inc.(NON)	52	5,556
Ford Motor Co.	6,873	95,535
Genuine Parts Co.	101	18,516
Home Depot, Inc. (The)	18	5,832
Interpublic Group of Cos., Inc. (The)	181	6,219
Lowe's Cos., Inc.	28	5,951
Macy's, Inc.	3,904	91,744
Marriott International, Inc./MD Class A	31	5,126
Mastercard, Inc. Class A	8	2,851
Owens Corning	63	5,597
Penske Automotive Group, Inc.	52	6,575
Tapestry, Inc.	2,457	92,801
Target Corp.	33	5,513
Tesla, Inc.(NON)	204	39,719
TJX Cos., Inc. (The)	76	6,084
Toll Brothers, Inc.	911	43,646
Travel + Leisure Co.	129	5,014
Vail Resorts, Inc.	23	5,923
Whirlpool Corp.	39	5,715
Wyndham Hotels & Resorts, Inc.	78	5,719

		588,357
Consumer staples (1.9%)
Airbnb, Inc. Class A(NON)	45	4,596
Coca-Cola Co. (The)	1,756	111,699
Colgate-Palmolive Co.	72	5,579
Conagra Brands, Inc.	158	6,001
DoorDash, Inc. Class A(NON)	112	6,524
Hershey Co. (The)	21	4,939
Kraft Heinz Co. (The)	1,106	43,521
ManpowerGroup, Inc.	76	6,652
Mondelez International, Inc. Class A	90	6,085
PepsiCo, Inc.	86	15,954
Philip Morris International, Inc.	1,122	111,830
Procter & Gamble Co. (The)	58	8,651
Uber Technologies, Inc.(NON)	229	6,673

		338,704
Energy (1.6%)
Chesapeake Energy Corp.	56	5,796
Chevron Corp.	248	45,461
Devon Energy Corp.	91	6,235
Diamondback Energy, Inc.	34	5,033
Exxon Mobil Corp.	1,111	123,699
Marathon Oil Corp.	163	4,993
Marathon Petroleum Corp.	183	22,291
Phillips 66	51	5,530
Pioneer Natural Resources Co.	241	56,874
Targa Resources Corp.	65	4,835
Valero Energy Corp.	61	8,151

		288,898
Financials (5.2%)
Ally Financial, Inc.	613	16,557
American International Group, Inc.	95	5,995
Ameriprise Financial, Inc.	128	42,490
Axis Capital Holdings, Ltd.	103	5,929
Bank of America Corp.	162	6,132
Blackstone, Inc.	623	57,023
Brixmor Property Group, Inc.(R)	264	6,120
Camden Property Trust(R)	44	5,295
Capital One Financial Corp.	62	6,401
Carlyle Group, Inc. (The)	2,865	89,302
Citigroup, Inc.	1,213	58,721
CNA Financial Corp.	136	5,791
Comerica, Inc.	80	5,739
CubeSmart(R)	132	5,463
Discover Financial Services	853	92,431
East West Bancorp, Inc.	64	4,493
Equitable Holdings, Inc.	867	27,519
Extra Space Storage, Inc.(R)	31	4,981
Fifth Third Bancorp	144	5,236
Gaming and Leisure Properties, Inc.(R)	1,473	77,495
Goldman Sachs Group, Inc. (The)	18	6,951
JPMorgan Chase & Co.	446	61,628
Lamar Advertising Co. Class A(R)	58	5,808
Life Storage, Inc.(R)	101	10,856
MetLife, Inc.	932	71,484
MGIC Investment Corp.	387	5,314
OneMain Holdings, Inc.	160	6,298
PNC Financial Services Group, Inc. (The)	30	5,048
Prudential Financial, Inc.	54	5,834
Public Storage(R)	19	5,661
Reinsurance Group of America, Inc.	35	5,054
Rithm Capital Corp.(R)	688	6,226
Simon Property Group, Inc.(R)	776	92,685
SLM Corp.	364	6,355
Spirit Realty Capital, Inc.(R)	74	3,065
Starwood Property Trust, Inc.(R)	274	5,866
Synchrony Financial	728	27,358
U.S. Bancorp	132	5,991
Umpqua Holdings Corp.	315	6,385
Unum Group	253	10,672
VICI Properties, Inc.(R)	168	5,746
Virtu Financial, Inc. Class A	255	5,656
Wells Fargo & Co.	967	46,368

		941,422
Health care (4.6%)
Abbott Laboratories	354	38,083
AbbVie, Inc.	792	127,655
Amgen, Inc.	19	5,442
Bristol-Myers Squibb Co.	798	64,063
Cardinal Health, Inc.	1,005	80,571
Cigna Corp.	27	8,880
CVS Health Corp.	1,012	103,103
Elevance Health, Inc.	14	7,461
Eli Lilly and Co.	213	79,040
Johnson & Johnson	34	6,052
McKesson Corp.	14	5,344
Medtronic PLC	338	26,716
Merck & Co., Inc.	1,155	127,189
Pfizer, Inc.	2,590	129,837
UnitedHealth Group, Inc.	39	21,363
Viatris, Inc.	567	6,254

		837,053
Technology (9.6%)
Accenture PLC Class A	316	95,094
Adobe, Inc.(NON)	34	11,728
Alphabet, Inc. Class A(NON)	2,020	204,000
Apple, Inc.	2,795	413,744
Applied Materials, Inc.	60	6,576
Atlassian Corp., Ltd. Class A(NON)	151	19,864
Autodesk, Inc.(NON)	31	6,260
Broadcom, Inc.	233	128,390
Cadence Design Systems, Inc.(NON)	304	52,300
Cisco Systems, Inc./Delaware	2,398	119,229
DocuSign, Inc.(NON)	106	4,989
eBay, Inc.	1,930	87,699
Fidelity National Information Services, Inc.	68	4,935
Fortinet, Inc.(NON)	97	5,157
Intuit, Inc.	177	72,143
KLA Corp.	15	5,897
Lam Research Corp.	13	6,141
Manhattan Associates, Inc.(NON)	17	2,141
Meta Platforms, Inc. Class A(NON)	203	23,974
Microsoft Corp.	992	253,099
Monolithic Power Systems, Inc.	16	6,111
NetApp, Inc.	79	5,341
NVIDIA Corp.	446	75,477
Palo Alto Networks, Inc.(NON)	33	5,607
Pure Storage, Inc. Class A(NON)	539	15,733
Qualcomm, Inc.	601	76,020
ServiceNow, Inc.(NON)	14	5,828
Snowflake, Inc. Class A(NON)	24	3,430
SS&C Technologies Holdings, Inc.	104	5,591
Synopsys, Inc.(NON)	13	4,414
Western Union Co. (The)	374	5,483

		1,732,395
Transportation (0.1%)
CSX Corp.	154	5,034
FedEx Corp.	33	6,013
Union Pacific Corp.	31	6,740
United Parcel Service, Inc. Class B	31	5,882

		23,669
Utilities and power (0.6%)
AES Corp. (The)	196	5,668
American Electric Power Co., Inc.	52	5,034
Constellation Energy Corp.	59	5,671
DTE Energy Co.	48	5,568
Duke Energy Corp.	60	5,996
Edison International	197	13,132
Eversource Energy	70	5,800
Exelon Corp.	137	5,668
FirstEnergy Corp.	149	6,145
Kinder Morgan, Inc.	322	6,157
NiSource, Inc.	220	6,147
NRG Energy, Inc.	243	10,315
Public Service Enterprise Group, Inc.	91	5,510
Sempra Energy	37	6,149
Southern Co. (The)	75	5,073
Vistra Corp.	270	6,566

		104,599

Total common stocks (cost $5,601,236)		$5,604,302

INVESTMENT COMPANIES (1.7%)(a)
	Shares	Value
SPDR S&P 500 ETF Trust	671	$273,553
SPDR S&P MidCap 400 ETF Trust	78	36,698

Total investment companies (cost $287,664)		$310,251

COMMODITY LINKED NOTES (0.4%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 3/31/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$89,000	$80,839

Total commodity linked notes (cost $89,000)		$80,839

SHORT-TERM INVESTMENTS (65.4%)(a)
		Principal amount/shares	Value
Interest in $417,753,000 joint tri-party repurchase agreement dated 11/30/2022 with BofA Securities, Inc. due 12/1/2022 - maturity value of $10,173,074 for an effective yield of 3.800% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 6.500% and due dates ranging from 5/1/2024 to 2/15/2065, valued at $426,108,060)		$10,172,000	$10,172,000
Putnam Short Term Investment Fund Class P 3.95%(AFF)	Shares	875,000	875,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(P)	Shares	430,000	430,000
U.S. Treasury Bills 4.001%, 1/10/23(SEG)		$200,000	199,133
U.S. Treasury Bills 3.543%, 12/13/22(SEG)		100,000	99,882

Total short-term investments (cost $11,776,011)			$11,776,015
TOTAL INVESTMENTS

Total investments (cost $17,753,911)			$17,771,407

FUTURES CONTRACTS OUTSTANDING at 11/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	5	$486,007	$494,950	Dec-22	$23,514
Russell 2000 Index E-Mini (Long)	2	188,658	188,750	Dec-22	(268)
S&P 500 Index E-Mini (Short)	17	3,468,094	3,469,063	Dec-22	(46,690)

Unrealized appreciation					23,514

Unrealized (depreciation)					(46,958)

Total					$(23,444)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$8,412,348	$8,792,532	$—	7/5/24	(US SOFR plus 0.65%) — Monthly	iShares Core U.S. Aggregate Bond ETF — Monthly	$362,565
2,891,619	3,001,508	—	7/5/24	(US SOFR plus 0.35%) — Monthly	iShares IBOXX High Yield Corporate Bond ETF — Monthly	104,694

Upfront premium received		—	Unrealized appreciation			467,259

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$467,259

Key to holding's abbreviations
ETF	Exchange Traded Fund
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through November 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,994,161.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/22
Short-term investments
	Putnam Short Term Investment Fund**	$975,000	$—	$100,000	$7,207	$875,000

	Total Short-term investments	$975,000	$—	$100,000	$7,207	$875,000
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $209,226.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $10,375,440 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$212,630	$—	$—
Capital goods	342,806	—	—
Communication services	141,230	—	—
Conglomerates	52,539	—	—
Consumer cyclicals	588,357	—	—
Consumer staples	338,704	—	—
Energy	288,898	—	—
Financials	941,422	—	—
Health care	837,053	—	—
Technology	1,732,395	—	—
Transportation	23,669	—	—
Utilities and power	104,599	—	—

Total common stocks	5,604,302	—	—
Commodity linked notes	—	80,839	—
Investment companies	310,251	—	—
Short-term investments	430,000	11,346,015	—

Totals by level	$6,344,553	$11,426,854	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(23,444)	$—	$—
Total return swap contracts	—	467,259	—

Totals by level	$(23,444)	$467,259	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	20
OTC total return swap contracts (notional)	$11,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com